Expense Example - Great-West T Rowe Price Mid Cap Growth Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	68	214	373	835	104	325	563	1,248	129	416	723	1,596